QUARTERLY RESULTS (UNAUDITED)	12 Months Ended
Dec. 31, 2011
QUARTERLY RESULTS (UNAUDITED)
QUARTERLY RESULTS (UNAUDITED)

NOTE 21—QUARTERLY RESULTS (UNAUDITED)

	Quarter Ended March 31	Quarter Ended June 30	Quarter Ended September 30(a)	Quarter Ended December 31
	(In thousands, except per share data)
Year Ended December 31, 2011
Revenue	$460,213	$485,404	$516,884	$596,943
Cost of revenue	172,718	181,472	188,642	218,412
Operating income	37,336	58,231	46,740	55,455
Earnings from continuing operations	20,168	45,630	67,973	41,798
(Loss) earnings from discontinued operations, net of tax	(1,948)	(2,488)	(3,922)	4,366
Net earnings	18,220	43,142	64,051	46,164
Net earnings attributable to IAC shareholders	18,070	42,424	64,973	48,766
Per share information attributable to IAC shareholders:
Basic earnings per share from continuing operations(d)	$0.22	$0.50	$0.81	$0.53
Diluted earnings per share from continuing operations(d)	$0.21	$0.46	$0.73	$0.48
Basic earnings per share(d)	$0.20	$0.47	$0.77	$0.58
Diluted earnings per share(d)	$0.19	$0.44	$0.69	$0.53

	Quarter Ended March 31(b)	Quarter Ended June 30	Quarter Ended September 30	Quarter Ended December 31(c)(e)
	(In thousands, except per share data)
Year Ended December 31, 2010
Revenue	$378,178	$394,244	$412,966	$451,427
Cost of revenue	131,149	140,638	147,933	174,096
Operating income (loss)	8,925	24,633	37,684	(21,447)
(Loss) earnings from continuing operations	(14,597)	15,421	22,440	(32,657)
(Loss) earnings from discontinued operations, net of tax	(4,727)	(2,586)	(4,795)	115,853
Net (loss) earnings	(19,324)	12,835	17,645	83,196
Net (loss) earnings attributable to IAC shareholders	(18,705)	13,591	17,509	86,964
Per share information attributable to IAC shareholders:
Basic (loss) earnings per share from continuing operations(d)	$(0.12)	$0.15	$0.22	$(0.30)
Diluted (loss) earnings per share from continuing operations(d)	$(0.12)	$0.14	$0.21	$(0.30)
Basic (loss) earnings per share(d)	$(0.16)	$0.12	$0.17	$(0.90)
Diluted (loss) earnings per share(d)	$(0.16)	$0.12	$0.16	$(0.90)
(a)
The third quarter of 2011 includes an after-tax loss of $11.7 million related to marking down the carrying value of Match's 27% equity method investment in Meetic to fair value (i.e., the tender offer price of €15.00 per share) upon achieving control. The third quarter of 2011 also includes the release of a previously established deferred tax liability of $43.6 million in connection with the acquisition of Meetic.

(b)
The first quarter of 2010 includes an after-tax impairment charge of $18.3 million related to the write-down of one of the Company's equity method investments to fair value.

(c)
The fourth quarter of 2010 includes after-tax impairment charges of $30.8 million related to the write-down of the goodwill and intangible assets of Shoebuy and $11.0 million related to the write-down of an indefinite-lived intangible asset of IAC Search & Media and an after-tax impairment charge of $4.6 million related to the write-down of one of the Company's cost method investments to fair value.

(d)
Quarterly per share amounts may not add to the related annual per share amount because of differences in the average common shares outstanding during each period.

Discontinued operations

(e)
The fourth quarter of 2010 includes a gain of $140.8 million related to the tax-free exchange of Evite, Gifts.com and IAC Advertising Solutions to Liberty, and an after-tax impairment charge of $31.6 million related to the write-down of the goodwill of InstantAction.